Long-Term Licensing Agreement - Summary Of Principal Amounts Due In Each Of The Next Five Years (Detail) - Cypress Holdings Inc And Subsidiaries [Member] $ in Thousands	Dec. 31, 2020 USD ($)
LongTerm Licensing Agreement [Line Items]
2021	$ 2,540
2022	2,703
2023	2,876
2024	3,061
2025	3,257
Thereafter	24,434
Total	$ 38,871